Stockholders' Equity (Deficit) (Details 3)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Forfeiture rate	16.00%	0.00%	0.00%	0.00%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Expected volatility	122.00%	65.00%	61.00%	60.00%
Risk-free interest rate	22.00%	0.39%	0.39%	0.62%
Expected life (yrs), Minimum	1 year 6 months 0 days	3 years	2 years 10 months 10 days	3 years
Maximum [Member]
Expected volatility	132.00%	73.40%	73.40%	65.00%
Risk-free interest rate	150.00%	0.51%	0.57%	2.31%
Expected life (yrs), Minimum	6 years 0 months 7 days	4 years	3 years 6 months 29 days	6 years